  Tax Free Reserves Portfolio
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited)
                                        PRINCIPAL
                                         AMOUNT
ISSUER                               (000'S OMITTED)        VALUE
--------------------------------------------------------------------------
 TAX-EXEMPT COMMERCIAL
      PAPER -- 4.0%

Anne Arundel County, Maryland
   Economic Revenue,
   AMT, 3.55% due 4/4/97 ...........  $ 2,000            $  2,000,000
Dallas, Texas, Area Rapid
   Transportation, Series A,
   3.40% due 4/14/97 ...............    3,000               3,000,000
Sarasota County, Florida Public
   Hospital, 3.40% due 4/14/97          3,950               3,950,000
Sarasota County, Florida Public
   Hospital, 3.35% due 5/9/97 ......    2,000               2,000,000
Venango, Pennsylvania Industrial
   Development, AMT,
   3.50% due 5/15/97 ...............    2,000               2,000,000
Washington State Health Care,
   AMT, 3.75% due 11/1/97 ..........    3,600               3,600,000
                                                          -----------
                                                           16,550,000
                                                          -----------

 GENERAL OBLIGATION
      BONDS AND NOTES -- 4.7%
Anne Arundel County, Maryland,
   5.80% due 3/1/97 ................    1,150               1,150,000
Chicago, Illinois,
   3.60% due 8/1/97 ................    3,500               3,500,000
Chicago, Illinois,
   3.55% due 10/31/97 ..............    5,300               5,300,000
Louisiana State,
   5.00% due 8/1/97 ................    2,000               2,009,594
Maricopa County, Arizona
   School District 97,
   6.20% due 7/1/97 ................    1,000               1,017,376
Salt Lake City, Utah School District,
   4.40% due 3/1/97 ................    2,090               2,090,000
Tennessee State,
   5.00% due 3/1/97 ................    1,065               1,065,000
Union County, New Jersey
   Revenue, 6.50% due 6/15/97 ......    3,000               3,021,972
                                                          -----------
                                                           19,153,942
                                                          -----------

 ANNUAL AND SEMI-ANNUAL
      TENDER REVENUE BONDS, AND
      NOTES (PUTS) -- 26.6%
Austin, Texas Water, Sewer &
   Electric, 14.25% due 5/15/97 ....    1,500               1,530,791
Arkansas State Development
   Finance Authority, AMT,
   3.80% due 11/5/97 ...............    2,000               2,000,000
Arizona State Transportation Board,
   7.80% due 7/1/97 ................    3,790               3,913,279
Atlanta, Georgia Urban Residential
   Finance Authority,
   3.90% due 5/1/97 ................    3,000               3,000,000
Chicago, Illinois,
   3.65% due 2/5/98 ................    3,800               3,800,000
Cochise County, Arizona Pollution
   Control, AMT,
   3.70% due 3/1/97 ................    2,000               2,000,000
Clackmas County, Oregon Hospital
   Facilities Authority,
   3.75% due 4/1/97 ................    4,150               4,150,000
Columbus, Ohio Sewer,
   9.00% due 9/15/97 ...............    1,000               1,028,265
Clark County, Nevada
   Public Safety,
   6.00% due 6/1/97 ................    3,000               3,016,604
Denver, Colorado County,
   7.60% due 9/1/97 ................    1,000               1,028,455
District of Columbia,
   3.75% due 12/1/97 ...............    4,000               4,000,000
District of Columbia,
   3.90% due 12/1/97 ...............    1,000               1,000,000
Grand River Dam Authority,
   Oklahoma,
   6.60% due 6/1/97 ................    1,000               1,026,932
Hawaii State Department of Budget
   and Finance Revenue,
   3.65% due 3/3/97 ................    5,560               5,560,000
Indiana State Housing,
   3.60% due 1/2/98 ................    3,015               3,013,745
Intermountain Power Agency,
   Utah, 8.50% due 7/1/97 ..........    3,610               3,735,779
Intermountain Power Agency,
   Utah, 8.63% due 7/1/97 ..........    2,000               2,070,829
Iowa Municipalities Workers,
   4.10% due 7/1/97 ................    1,000               1,000,000
Jackson County, Mississippi,
   3.55% due 8/1/97 ................    1,400               1,400,000
Lower Neches Valley, Texas
   Pollution Control Revenue,
   3.50% due 8/15/97 ...............    2,000               2,000,000
Marion County, Tennessee
   Industrial Environmental, AMT,
   3.65% due 8/1/97 ................    3,000               3,000,000
Maryland State Community
   Development Administration, AMT,
   4.00% due 9/1/97 ................    1,500               1,500,000
Massachusetts Bay Transportation
   Authority, 7.00% due 3/1/97 .....    2,160               2,160,000
Massachusetts Municipal
   Wholesale Electric,
   8.75% due 7/1/97 ................    5,000               5,177,657
Metropolitan Government Nashville,
   Tennessee, AMT, 3.75% due 5/1/97     1,500               1,500,000
Minnesota Public Facilities
   Authorities, 6.50% due 3/1/97 ...    1,000               1,000,000
New Mexico Mortgage Finance
   Authority, AMT, 3.80% due 12/1/97    4,095               4,095,000
North Central Texas Health
   Facilities, 7.88% due 7/1/97 ....    2,400               2,478,397
Ohio State Public Facilities
   Community, 5.20% due 5/1/97 .....    1,500               1,503,414
Oklahoma State Water Resource Board
   State Loan Revenue,
   3.75% due 3/1/97 ................    5,000               5,000,000
Oklahoma State Water Resource Board
   State Loan Revenue,
   3.70% due 3/3/97 ................    3,000               3,000,000
Pennsylvania State Higher Education
   Revenue, 3.50% due 5/30/97 ......    3,000               3,000,000
Phoenix, Arizona Apartment Revenue,
   5.05% due 7/1/97 ................    1,840               1,847,225
Platte County, Missouri Public
   Building Corp.,
   4.50% due 9/1/97 ................    1,205               1,208,010
Rhode Island State,
   5.00% due 8/1/97 ................    1,775               1,785,755
Rhode Island Housing & Mortgage
   Finance Authority,
   3.70% due 12/2/97 ...............    1,500               1,500,000
Shelby County, Tennessee Health,
   9.63% due 7/1/97 ................    2,360               2,402,957
Tennessee State,
   5.88% due 7/1/97 ................    3,500               3,526,514
Tennessee State,
   5.90% due 6/1/97 ................    2,570               2,584,968
University Of Pittsburgh PA,
   7.50% due 6/1/97 ................    1,000               1,009,850
Utah State,
   4.90% due 7/1/97 ................    1,500               1,506,032
Washington State Housing Finance
   Commission, AMT,
   3.80% due 6/1/97 ................    1,710               1,710,000
Washington State Public Power
   Supply, 7.00% due 7/1/97 ........    4,400               4,450,037
York County, South Carolina
   Pollution Control,
   3.80% due 3/15/97 ...............    2,000               2,000,000
                                                          -----------
                                                          109,220,495
                                                          -----------

REVENUE, TAX, BOND AND
      TAX REVENUE ANTICIPATION
      NOTES -- 6.1%
Arapahoe County, Colorado School
   District, TANs,
   4.50% due 6/30/97 ...............   $2,000              $2,005,574
Bowling Green, Ohio, BANs,
   4.00% due 12/4/97 ...............    2,000               2,004,936
Contra Costa, California
   Transportation, TRANs
   5.00% due 3/1/97 ................    2,000               2,000,000
Highland, Indiana, TANs,
   4.25% due 12/31/97 ..............    1,500               1,504,436
Kankakee, Wyoming, Industrial
   School Corp. TANs,
   4.10% due 12/30/97 ..............    3,570               3,580,009
Maine State, TANs,
   4.50% due 7/1/97 ................    1,110               1,112,664
Palm Beach County, Florida
   School District, TANs,
   4.50% due 9/26/97 ...............    4,000               4,014,138
Racine, Wisconsin School District,
   TRANs, 4.25% due 8/22/97 ........    3,000               3,010,793
Richman, Indiana, Dormitory
   Community Schools, TANs,
   4.10% due 12/31/97 ..............    1,000               1,001,597
Tennessee State Local Development
   Authority Revenue, BANs,
   4.00% due 5/29/97 ...............    3,000               3,002,617
Texas State, RANS,
   4.75% due 8/29/97 ...............    1,000               1,005,682
Will County, Illinois, Community
   School District, TANs,
   4.42% due 10/17/97 ..............    1,000               1,003,162
                                                          -----------
                                                           25,245,608
                                                          -----------

 VARIABLE RATE DEMAND
      NOTES* -- 57.7%

Adams County, Colorado, Industrial
   Development Revenue,
   due 12/1/03 .....................   $5,000              $5,000,000
Beloit, Kansas Industrial
   Development, due 12/1/16 ........    4,000               4,000,000
Baltimore, Maryland, Port Facilities
   Authority, due 10/14/11 .........    1,000               1,000,000
Bexar County, Texas Health
   Facilities Development,
   due 7/11/11 .....................    1,000               1,000,000
Bexar County, Texas Housing
   Authority, due 9/15/26 ..........    1,900               1,900,000
Boulder County, Colorado Industrial
   Development Revenue,
   due 12/1/04 .....................    2,565               2,565,000
Brazos River Harbor, Texas,
   due 12/1/19 .....................    1,100               1,100,000
Brazos, Texas, Harbor Industrial
   Development, Authority,
   due 12/1/13 .....................    2,900               2,900,000
Butler County, Kansas Solid Waste,
   AMT, due 8/1/24 .................      900                 900,000
Carthege, Missouri Industrial
   Development, due 9/1/30 .........    1,000               1,000,000
Cherokee County, South Carolina
   Industrial Revenue, AMT,
   due 8/1/19 ......................      200                 200,000
Chicago, Illinois Industrial
   Development Revenue,
   due 8/1/05 ......................    4,200               4,200,000
Chicago, Illinois O'Hare
   International Airport Revenue,
   due 1/1/15 ......................    1,985               1,985,000
Columbia, Missouri Water and Electric
   Revenue, due 8/15/99 ............      500                 500,000
Columbus Indiana, Economic
   Development Revenue, AMT,
   due 1/1/00 ......................    1,440               1,440,000
De Kalb County, Georgia Multifamily
   Housing Revenue, due 6/1/25 .....    4,050               4,050,000
District of Columbia, due 10/1/15 ..      500                 500,000
East Baton Rouge, Louisiana,
   Pollution Control Revenue,
   due 11/1/19 .....................    2,100               2,100,000
Eloy, Arizona Industrial Development
   Authority Revenue, AMT,
   due 8/1/20 ......................    1,000               1,000,000
Farmington, New Mexico, Pollution
   Control Revenue, due 9/1/24 .....      600                 600,000
Fayetteville, Arkansas Industrial
   Development, AMT, due 12/1/04 ...    1,100               1,100,000
Florida Housing Finance Authority,
   due 12/1/08 .....................      600                 600,000
Florida Housing Finance Authority,
   AMT, due 9/1/26 .................    2,875               2,875,000
Floyd County, Georgia Pollution
   Authority, due 9/1/26 ...........      200                 200,000
Forsyth County, Georgia Development
   Authority Industrial, due 1/1/07     2,000               2,000,000
Fort Wayne, Indiana Economic
   Development Revenue, due 12/1/03     1,000               1,000,000
Franklin County, Kentucky Industrial
   Building Revenue, AMT,
   due 9/1/16 ......................    5,545               5,545,000
Franklin County, Ohio Health Systems
   Revenue, due 7/1/15 .............      100                 100,000
Fulton County, Georgia Residential
   Care Facilities, due 1/1/18 .....    1,500               1,500,000
Grapevine, Texas, Industrial
   Development Corp. Revenue,
   due 12/1/24 .....................    2,800               2,800,000
Gulf Coast, Texas Industrial
   Development Authority, AMT,
   due 5/1/24 ......................      300                 300,000
Gwinett County, Georgia Industrial
   Development Revenue,
   AMT, due 6/1/05 .................    1,500               1,500,000
Hampton, Virginia, Redevelopment &
   Housing Authority, due 6/15/26 ..      900                 900,000
Henrico County, Virginia Industrial
   Development, due 5/1/24 .........      500                 500,000
Hopewell, Virginia, Industrial
   Development Authority Revenue,
   AMT, due 4/1/15 .................    1,000               1,000,000
Howard County, Maryland Multifamily
   Housing Revenue, due 6/15/26 ....    2,000               2,000,000
Illinois Health Facilities Authority
   Revenue, due 7/1/25 .............    1,700               1,700,000
Indiana State Educational Facilities
   Authority, 3/1/25 ...............    1,300               1,300,000
Jackson County, Mississippi Pollution
   Control Revenue, due 6/1/23 .....    3,000               3,000,000
Jackson, Mississippi Industrial
   Development Revenue, due 12/1/15     2,650               2,650,000
Jefferson Parish, Louisiana Hospital
   District 2, due 12/1/15 .........    2,700               2,700,000
Kansas City, Missouri, Industrial
   Development Hospital Revenue,
   due 10/15/14 ....................      400                 400,000
Los Angeles, California Regional
   Apartment Lease, due 12/1/25 ....      200                 200,000
Maricopa County, Arizona Pollution
   Control, due 5/1/29 .............      400                 400,000
Missisippi State, due 11/15/09 .....    9,325               9,325,000
Missouri State Health and Educational
   Facilities Authority, due 9/1/30       500                 500,000
Morton, Illinois Industrial
   Development, AMT, due 4/1/16 ....    1,000               1,000,000
Nash County, North Carolina,
   due 12/1/14 .....................    1,000               1,000,000
New Hanover County, North Carolina,
   due 3/1/14 ......................    2,250               2,250,000
Nevada Housing Division, AMT,
   due 4/1/20 ......................    1,000               1,000,000
New Mexico State Highway,
   due 6/15/11 .....................    5,000               5,000,000
New York State Job Development
   Authority, due 3/1/03 ...........       95                  95,000
North Carolina Medical Care Hospital
   Authority, due 10/1/13 ..........    1,200               1,200,000
North Texas Higher Education
   Authority, due 4/1/36 ...........    1,100               1,100,000
Orange County, Florida Industrial
   Development Authority, due 1/1/11    1,500               1,500,000
Orange County, Florida Health
   Facilities Authority,
   due 11/15/26 ....................    1,000               1,000,000
Palatine, Illinois Industrial
   Development, due 1/1/16 .........    1,120               1,120,000
Pasco County, Florida School
   District, due 8/1/26 ............   20,370              20,370,000
Pennsylvania State Higher Education
   Student Loan, due 7/1/18 ........    2,000               2,000,000
Pennsylvania State Higher Education
   Student Loan, AMT, due 12/1/24 ..    2,000               2,000,000
Person County, North Carolina
   Pollution Control Authority,
   due 11/1/19 .....................    3,000               3,000,000
Phenix City, Alabama Environmental
   Revenue, due 3/1/31 .............      200                 200,000
Piedmont, South Carolina, Municipal
   Power Agency Revenue,
   due 1/1/22 ......................      900                 900,000
Pinal County, Arizona Pollution
   Control Revenue, due 12/1/09 ....      700                 700,000
Pinellas County, Florida Health
   Facilities Authority,
   due 12/1/15 .....................      900                 900,000
Port Arthur, Texas Navigation
   District, AMT, due 4/1/14 .......    1,000               1,000,000
Port Arthur, Texas Navigation
   District, due 10/1/24 ...........      300                 300,000
Putnam County, West Virginia
   Industrial Development Revenue,
   due 10/1/11 .....................   $  600               $ 600,000
Quakertown, Pennsylvania General
   Authority Revenue, due 7/1/26 ...    2,200               2,200,000
Rhode Island State Industrial
  Facilities Corp., AMT, due 6/1/05     4,950               4,950,000
Rhode Island State Industrial
   Facilities Corp., due 11/1/05 ...    4,770               4,770,000
Rutherford County, Tennessee
   Industrial Development,
   due 12/1/03 .....................    1,500               1,500,000
San Antonio, Texas Electric & Gas,
   due 2/1/18 ......................    7,455               7,455,000
Savannah, Illinois Industrial
   Development Revenue, due 6/1/04 .      600                 600,000
Seattle, Washington Municipal Light &
   Power Authority, due 6/1/21          2,600               2,600,000
Shelby County, Tennessee,
   due 12/1/10 .....................   11,725              11,725,000
Sikeston, Missouri, Electric Revenue
   Authority, due 6/1/22 ...........   10,098              10,098,000
South Carolina Educational Facilities
   Authority, due 10/1/26 ..........    4,900               4,900,000
South Carolina Jobs, due 11/1/25 ...    1,400               1,400,000
Southeastern Oklahoma Industrial
   Authorities, due 6/1/16 .........    3,400               3,400,000
St. Charles County, Missouri
   Industrial Development Authority,
   due 12/1/07 .....................    1,000               1,000,000
Southwestern Illinois Development
   Authority, AMT, due 11/1/25 .....      300                 300,000
Tipton, Indiana Economic Development
   Revenue, due 7/1/22 .............    1,085               1,085,000
Traill County, North Dakota Industrial
   Development, AMT, due 12/1/11 ...    1,000               1,000,000
Traill County, North Dakota Solid
   Waste, AMT, due 12/1/11 .........   16,000              16,000,000
Traill County, North Dakota Solid
   Waste, AMT, due 12/11/11 ........    1,000               1,000,000
Unita County, Wyoming Control
   Revenue, due 12/1/22 ............      500                 500,000
Utah State Board of Regents,
   due 11/1/00 .....................    1,100               1,100,000
Utah State Board of Regents,
   due 11/1/25 .....................      900                 900,000
Utah State Board of Regents, AMT,
   due 11/1/31 .....................    6,000               6,000,000
Vermont Industrial Development
   Authority, AMT, due 12/1/11 .....      800                 800,000
Volusia County, Florida Health
   Facilities Authority, due 9/1/20     1,500               1,500,000
Wake County, North Carolina
   Industrial Pollution Control,
   due 9/1/15 ......................    3,000               3,000,000
Washington State Health Care
   Facilities, due 10/1/05 .........    1,300               1,300,000
Washington State Public Power
   Supply, due 7/1/15 ..............    7,240               7,240,000

Winchester, Kentucky Industrial
   Building, due 10/1/18 ...........    1,700               1,700,000
Wisconsin Housing & Economic
   Development, due 9/1/26 .........    4,000               4,000,000
Wisconsin State, due 5/1/04 ........    1,000               1,000,000
                                                          -----------
                                                          237,293,000
                                                          -----------

TOTAL INVESTMENTS
   AT AMORTIZED COST ...............     99.1%            407,463,045

OTHER ASSETS, LESS LIABILITIES            0.9               3,586,468
                                        -----             ------------

NET ASSETS .........................    100.0%           $411,049,513
                                        =====             ============

AMT-Subject to Alternative Minimum Tax
* Variable rate demand notes have a demand feature under which the fund could tender them back to the issuer on no more than 7 days' notice.

See notes to financial statements

Tax Free Reserves Portfolio

================================================================================
  STATEMENT OF ASSETS AND LIABILITIES February 28, 1997 (unaudited)

ASSETS:
Investments, at amortized cost and value (Note 1A) .............   $407,463,045
Cash ...........................................................         83,413
Interest receivable ............................................      3,526,108
                                                                   ------------
 Total assets ..................................................    411,072,566
                                                                   ------------

LIABILITIES:
Accrued expenses and other liabilities .........................         23,053
                                                                   ------------
 Total liabilities .............................................         23,053
                                                                   ------------
NET ASSETS ......................................................  $411,049,513
                                                                   ============

REPRESENTED BY:
Capital paid-in for beneficial interests ........................  $411,049,513
                                                                   ============

See notes to financial statements

 Tax Free Reserves Portfolio

===============================================================================
STATEMENT OF OPERATIONS
For the Six Months Ended February 28, 1997 (unaudited)

INVESTMENT INCOME (Note 1B) .....................................    $6,870,174

EXPENSES:
Investment Advisory fees (Note 2A) ................      $380,367
Administrative fees (Note 2B) .....................        95,092
Custodian fees ....................................        93,301
Auditing fees .....................................        10,800
Legal fees ........................................         7,206
Trustee fees ......................................         5,671
Miscellaneous .....................................         6,080
                                                          -------
 Total Expenses ...................................       598,517
Less aggregate amounts waived by Investment Advisor
  and Administrator (Notes 2A and 2B) .............      (116,021)
Less fees paid indirectly (Note 1D) ...............        (5,294)
                                                          -------
 Net expenses ...................................................       477,202
                                                                     ----------
 Net investment income ..........................................     6,392,972
NET REALIZED GAIN ON INVESTMENTS ................................         7,128
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............    $6,400,100
                                                                     ==========

See notes to financial statements

Tax Free Reserves Portfolio
===============================================================================
STATEMENT OF CHANGES IN NET ASSETS

                                                                            SIX MONTHS ENDED
                                                                            FEBRUARY 28, 1997    YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS FROM                                        (UNAUDITED)      AUGUST 31, 1996
                                                                            -----------------  ---------------

OPERATIONS:
Net investment income ....................................................   $  6,392,972      $  12,954,867
Net realized gain (loss) on investments ..................................          7,128            (25,753)
                                                                             ------------      -------------
 Increase in net assets from operations ..................................      6,400,100         12,929,114
                                                                             ------------      -------------

CAPITAL TRANSACTIONS:
Proceeds from contributions ..............................................    245,971,874        426,786,434
Value of withdrawals .....................................................   (213,493,541)      (461,766,719)
                                                                             ------------        ------------
 Net increase (decrease) in net assets from capital transactions .........     32,478,333        (34,980,285)
                                                                             ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS .........................                38,878,433         (22,051,171)
NET ASSETS:
Beginning of period ......................................................    372,171,080         394,222,251
                                                                             ------------        ------------
End of period ............................................................   $411,049,513        $372,171,080
                                                                             ============        ============

  Tax Free Reserves Portfolio

===============================================================================
  FINANCIAL HIGHLIGHTS

                                                           SIX MONTHS ENDED                    YEAR ENDED AUGUST 31,
                                                          FEBRUARY 28, 1997 -------------------------------------------------------
                                                             (UNAUDITED)    1996        1995        1994          1993     1992
                                                            --------------  --------    --------     --------    --------   -------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000 omitted) .........            $411,050     $372,171    $394,222     $233,108   $277,593     $212,502
Ratio of expenses to average net assets .........               0.25%*       0.30%       0.32%        0.31%      0.31%        0.31%
Ratio of net investment income to average
 net assets .....................................               3.36%*       3.31%       3.55%        2.33%      2.35%        3.43%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average net assets ..................                0.31%*       0.32%       0.32%        0.32%     0.33%        0.35%
Net investment income to average net assets .....                3.30%*       3.29%       3.55%        2.32%     2.32%        3.39%

* Annualized

See notes to financial statements

  Tax Free Reserves Portfolio

===============================================================================
  NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) SIGNIFICANT ACCOUNTING POLICIES Tax Free Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Portfolio's Administrator. Citibank, N.A. ("Citibank") acts as the Investment Adviser. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are as follows:

A. VALUATION OF INVESTMENTS -- Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

B. INTEREST INCOME AND EXPENSES -- Interest income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

C. FEDERAL INCOME TAXES -- The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. FEES PAID INDIRECTLY -- The Fund's custodian bank calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

E. OTHER -- Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

(2) INVESTMENT ADVISORY FEE AND ADMINISTRATIVE FEE

A. INVESTMENT ADVISORY FEE -- The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $380,367, of which $100,181 was voluntarily waived for the six months ended February 28, 1997. The investment advisory fee is computed at the annual rate of 0.20% of the Portfolio's average daily net assets.

B. ADMINISTRATIVE FEE -- Under the terms of an Administrative Services Agreement, the administrative fee payable to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.05% of the Portfolio's average daily net assets and amounted to $95,092 of which $15,840 was voluntarily waived for the six months ended February 28, 1997. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

(3) INVESTMENT TRANSACTIONS

Purchases, maturities, and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $628,506,887 and $604,728,460, respectively, for the six months ended February 28, 1997.

(4) FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

The cost of investment securities owned at February 28, 1997, for federal income tax purposes, amounted to $407,463,045.

(5) LINE OF CREDIT

The Portfolio, along with other Landmark Funds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $40 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 1997, the commitment fee allocated to the Portfolio was $966. Since the line of credit was established, there have been no borrowings.